Annual Product Information Notice Dated May 1, 2024

Talcott Resolution Life Insurance Company

and Talcott Resolution Life and Annuity Insurance Company

 OmniSource ®

Group Flexible Premium Variable Life Insurance Policies

We no longer file a fully updated prospectus and statement of additional information (“SAI”) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

Important Financial Information

We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2023. The Company’s ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company’s financial statements and the Separate Account’s financial statements that are included with this Notice. In addition, the Company’s most recent financial statement information is available at https://www.talcottresolution.com/financialratings.html or requests for copies can also be directed to Talcott Administration Services Company, LLC, (formerly known as Lombard International Administration Services Company, LLC). Our corporate offices will be located at 1 American Row, Hartford, CT 06103.

1. Fund Data

The following is a current list of the Investment Divisions and Portfolios included in this product:

Alger Large Cap Growth Investment Division	Class I-2 of the Alger Large Cap Growth Portfolio of The Alger Portfolios

Alger Small Cap Growth Investment Division	Class I-2 of the Alger Small Cap Growth Portfolio of The Alger Portfolios

American Funds Asset Allocation Investment Division	Class 2 of the Asset Allocation FundSM of American Funds Insurance Series®

American Funds Global Growth Investment Division	Class 2 of the Global Growth FundSM of American Funds Insurance Series®

American Funds Global Small Capitalization Investment Division	Class 2 of the Global Small Capitalization FundSM of American Funds Insurance Series®

American Funds Growth Investment Division	Class 2 of the Growth FundSM of American Funds Insurance Series®

American Funds International Investment Division	Class 2 of the International FundSM of American Funds Insurance Series®

DWS Equity 500 Index Investment Division	Class VIP-A of the Deutsche DWS Equity 500 Index of the Deutsche Investments VIT Funds

DWS Small Cap Index Investment Division	Class VIP-A of the Deutsche DWS Small Cap Index of the Deutsche Investments VIT Funds

Fidelity VIP Equity-Income Investment Division (Effective July 5, 2000, closed to new and subsequent premium payments and transfer of Investment Value)	Initial Class of the Equity-Income Portfolio of the Fidelity Variable Insurance Products

Fidelity VIP High Income Investment Division (Effective July 5, 2000, closed to new and subsequent premium payments and transfer of Investment Value)	Initial Class of the High Income Portfolio of the Fidelity Variable Insurance Products

Fidelity VIP Government Money Market Investment Division	Initial Class of the Government Money Market Portfolio of the Fidelity Variable Insurance Products

Franklin Rising Dividends VIP Investment Division (formerly, Franklin Rising Dividends Securities Investment Division)	Class 2 of the Franklin Rising Dividends VIP Fund of the Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Rising Dividends Securities Fund)

Franklin Small Cap Value VIP Investment Division (formerly, Franklin Small Cap Value Securities Investment Division)	Class 2 of the Franklin Small Cap Value VIP Fund of the Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Small Cap Value Securities Fund)

Franklin Small-Mid Cap Growth VIP Investment Division (formerly, Franklin Small-Mid Cap Growth Securities Investment Division)	Class 2 of the Franklin Small-Mid Cap Growth VIP Fund of the Franklin Templeton Variable Insurance Products Trust (formerly named, Franklin Small-Mid Cap Growth Securities Fund)

Franklin Strategic Income VIP Investment Division (formerly, Franklin Strategic Income Securities Investment Division)	Class 1 of the Franklin Strategic Income VIP Fund of the Franklin Templeton Variable Insurance Products Trust (formerly named, Franklin Strategic Income Securities Fund)

Franklin Mutual Shares VIP Investment Division (formerly named “Mutual Shares Securities Investment Division”)	Class 2 of the Franklin Mutual Shares VIP Fund of the Franklin Templeton Variable Insurance Products Trust (formerly named “Mutual Shares Securities Fund”)

Templeton Foreign VIP Investment Division (formerly, Templeton Foreign Securities Investment Division)	Class 2 of the Templeton Foreign VIP Fund of the Franklin Templeton Variable Insurance Products Trust (formerly, Templeton Foreign Securities Fund)

Templeton Growth VIP Investment Division (formerly, Templeton Growth Securities Investment Division)	Class 2 of the Templeton Growth VIP Fund of the Franklin Templeton Variable Insurance Products Trust (formerly, Templeton Growth Securities Fund)

Hartford Balanced HLS Investment Division	Class IA of Hartford Balanced HLS Fund

Hartford Capital Appreciation Investment Division	Class IA of Hartford Capital Appreciation HLS Fund

Hartford Ultrashort Bond Investment Division (formerly, Hartford Money Market Investment Division)	Class IA of Hartford Ultrashort Bond HLS Fund (formerly, Hartford Money Market HLS Fund)

Hartford Stock Investment Division	Class IA of Hartford Stock HLS Fund

Hartford Total Return Bond Investment Division	Class IA of Hartford Total Return Bond HLS Fund

Hartford Dividend & Growth Investment Division	Class IA of Dividend & Growth Investment

Invesco V.I. Global Core Equity Investment Division (Effective July 5, 2000, closed to new and subsequent premium payments and transfer of Investment Value)	Series I of the Invesco V.I. Global Core Equity Fund

Invesco V.I. High Yield Investment Division	Series I of the Invesco V.I. High Yield Fund

Janus Henderson Balanced Investment Division	Service Shares of the Balanced Portfolio of the Janus Henderson Series

Janus Henderson Enterprise Investment Division	Service Shares of the Enterprise Portfolio of the Janus Henderson Series

Janus Henderson Flexible Bond Investment Division	Service Shares of the Flexible Bond Portfolio of the Janus Henderson Series

Janus Henderson Global Research Investment Division	Service Shares of the Global Research Portfolio of the Janus Henderson Series

Janus Henderson Overseas Investment Division	Service Shares of the Overseas Portfolio of the Janus Henderson Series

LVIP JPMorgan Core Bond Investment Division	Standard Class Shares of the LVIP JPMorgan Core Bond Portfolio

LVIP JPMorgan Small Cap Core Investment Division	Standard Class Shares of the LVIP JPMorgan Small Cap Core Portfolio

LVIP JPMorgan U.S. Equity Investment Division	Standard Class Shares of the LVIP JPMorgan U.S. Equity Portfolio

MFS® Growth Investment Division	Initial Class of the MFS® Growth Series of the MFS® Variable Insurance Trust

MFS® High Yield Investment Division (formerly, MFS® High Income Investment Division)	Initial Class of the MFS® High Yield Portfolio of the MFS® Variable Insurance Trust II (formerly, MFS High Income Series)

MFS® Investors Trust Investment Division	Initial Class of the MFS® Investors Trust Series of the MFS® Variable Insurance Trust

MFS® New Discovery Investment Division	Initial Class of the MFS® New Discovery Series of the MFS® Variable Insurance Trust

Morgan Stanley VIF Emerging Markets Equity Investment Division (formerly, the Morgan Stanley UIF Emerging Markets Equity Investment Division)	Class I of the Emerging Markets Equity Portfolio of The Variable Insurance Fund, Inc. (formerly, The Universal Institutional Funds, Inc.)

Morgan Stanley VIF Discovery Investment Division (formerly, the Morgan Stanley VIF Mid Cap Growth Investment Division)	Class 1 of the Discovery Portfolio of The Variable Insurance Fund, Inc.

Neuberger Berman AMT Mid Cap Growth Investment Division (Effective July 5, 2000, closed to new and subsequent premium payments and transfer of Investment Value)	I Class Shares of the Mid Cap Growth Portfolio of the Neuberger Berman Advisers Management Trust (formerly named Neuberger Berman AMT Balanced Portfolio)

Neuberger Berman AMT Sustainable Equity (formerly Neuberger Berman AMT Large Cap Value) Investment Division	I Class Shares of the AMT Sustainable Equity (formerly Neuberger Berman AMT Large Cap Value) Portfolio of Neuberger Berman Advisers Management Trust

The following amends the “Annual Fund Operating Expenses” section of the Fee Tables portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund’s prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2023:

	Minimum	Maximum
Annual Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.25%	1.41%

Refer to the attached updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

2.	Fees We Receive from Funds and Related Parties

The following updates “The Funds” section of the About Us portion of your prospectus:

For the fiscal year ended December 31, 2023, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities), did not exceed: $211,449.31 (excluding indirect benefits received by offering HLS Funds as investment options).

3.	Legal Matters

The following amends the Legal Matters section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Separate Account, the ability of the Principal Underwriter to perform its contract with the Separate Account, or the ability of the Company to meet its obligations under the Contracts.

4.	The Company

The following amends "The Company" section of your prospectus:

Talcott Resolution Life Insurance Company is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life Insurance Company to Talcott Resolution Life Insurance Company.

Talcott Resolution Life and Annuity Insurance Company is a stock life insurance company originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently re-domiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. In June 2018, the Company changed its name from Hartford Life and Annuity Insurance Company to Talcott Resolution Life and Annuity Insurance Company.

Our corporate offices are located at 1 American Row, Hartford, CT 06103.

Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of TR Re, Ltd. an approved Class E insurer under the Bermuda Monetary Authority. Talcott Resolution Life and Annuity Insurance Company is a subsidiary of Talcott Resolution Life Insurance Company. Our indirect parents are Talcott Resolution Life, Inc., a Delaware corporation and Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. ("TFGI"), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.

Additionally, effective April 14, 2022, the administrator of your contract, Lombard International Administrative Services Company, LLC (“LIASC”) changed its name to Talcott Administrative Services Company (“TASC”). TASC will continue to administer your Contract. Talcott Resolution remains responsible for paying all contractual guarantees and General Account liabilities under your Contract subject to its financial strength and claims paying ability. The terms, features and benefits of your Contract will NOT change as a result of the sale. Talcott Resolution Distribution Company remains the principal underwriter for the Contracts.

5. Cybersecurity

The Cybersecurity section of your prospectus is deleted in its entirety and replaced with the following:

Cybersecurity and Disruptions to Business Operations

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack.

System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection.

We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

6. Texas Regulation, 28 TAC §1.602(b)(1)(C)

In accordance with Texas Regulation, 28 TAC §1.602(b)(1)(C), please see the below notice in connection with your policy:

Where you can get information or make a complaint

If you have a question or a problem with a claim or your premium, contact your insurance company first. You can also get information or file a complaint with the Texas

Department of Insurance.

Talcott Resolution Administration Services Company (“TASC”) on behalf of Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

To get information or file a complaint with your insurance company:

Call: TASC Legal & Compliance Department, toll-free at 1-800-862-6668.

Online: www.TalcottResolution.com

Email: TASCCompliance@TalcottResolution.com

Mail:

Attn: Document Control Services

Talcott Resolution-(Private Placement Life Insurance)

1 American Row

Hartford, CT 06103

The Texas Department of Insurance

To get help with an insurance question, learn about your rights, or file a complaint with the state:

Call: 1-800-252-3439

Online: www.tdi.texas.gov

Email: ConsumerProtection@tdi.texas.gov

Mail: Consumer Protection, MC: CO-CP, Texas Department of Insurance, PO Box

12030, Austin, TX 78711-2030

To compare policies and prices

Visit HelpInsure.com to compare prices and coverages on home and auto insurance policies. The website is a service of the Texas Department of Insurance and the Office of

Public Insurance Counsel.

Donde puede obtener información o presentar una queja

Si tiene una pregunta o un problema con una reclamación o con su prima de seguro,

comuníquese primero con su compañía de seguros. Usted también puede obtener información o presentar una queja ante el Departamento de Seguros de Texas (Texas

Department of Insurance, por su nombre en inglés).

Talcott Resolution Administration Services Company on behalf of Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

Para obtener información o para presentar una queja ante su compañía de seguros:

Llame a: TASC Legal & Compliance Department, Teléfono gratuito, at 1-800-862-6668.

En línea: www.TalcottResolution.com

Correo electrónico: TASCCompliance@TalcottResolution.com

Dirección postal:

Attn: Document Control Services

Talcott Resolution-(Private Placement Life Insurance)

1 American Row

Hartford, CT 06103

El Departamento de Seguros de Texas

Para obtener ayuda con una pregunta relacionada con los seguros, para conocer sus derechos o para presentar una queja ante el estado:

Llame: 1-800-252-3439

En línea: www.tdi.texas.gov

Correo electrónico: ConsumerProtection@tdi.texas.gov

Dirección postal: Consumer Protection, MC: CO-CP, Texas Department of

Insurance, PO Box 12030, Austin, TX 78711-2030

Para comparar pólizas y precios

Visite HelpInsure.com para comparar precios y coberturas en pólizas de seguro para el hogar y automóvil. El sitio web es un servicio del Departamento de Seguros de Texas y de la Oficina del Asesor Público de Seguros (Office of Public Insurance Counsel, por su nombre en inglés).

7.	Premiums

You may send premium payments to us by means of the following methods:

By Mail

•         Make your check payable to: Talcott Resolution

•         Note your Policy/Certificate number on the check and cover letter.

•         Mail your check to:

Attn: Document Controls Services

Talcott Resolution-(Private Placement Life Insurance)

1 American Row

Hartford, CT 06103

By Wire

You may also arrange to pay your premium by wire by calling:

•                     Talcott Administration Services Company, LLC* at 1-800-862-6668.

*Talcott Administration Services Company, LLC (“TASC”) is the Third Party Administrator (“TPA”) for certain insurance policies issued by Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (“Talcott Resolution”) pursuant to an Administrative Services Agreement.

Additional Information and Contacting Talcott Resolution

In addition to this Notice, you will continue to receive Talcott Resolution company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the https://reportal.lombardinternational.com website; otherwise, for policy information or assistance with the Reportal website, please contact our customer service representatives at Talcott Administration Services Company, LLC via telephone at 86-791-0600 or via mail at Talcott Administration Services Company, LLC, 1 American Row, Hartford, CT 06103.